Decommissioning provision (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Schedule of Changes in Decommissioning Provision

	December 31,	December 31,
	2019	2018
Provisions, beginning of year	$3,791	$3,948
Acquisition of Pershing Gold	1,223	—
Decommissioning costs and change in estimates	2,541	(353)
Accretion on decommissioning provision	210	196

Provisions, end of year	$7,765	$3,791